Annual Total Returns [BarChart] - Voya Securitized Credit Fund - Class P	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013
2014
2015	4.62%
2016	5.65%
2017	9.02%
2018	3.12%
2019	7.97%
2020	(1.68%)